Consolidated Statements of Cash Flows Supplemental Disclosure (Details) - Debt - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Debt, opening balance	$ 43,733	$ 116,813
Cash flows	0	(42,253)
Non-cash changes:
Dispositions of subsidiaries	(45,465)	(34,996)
Accretion	94	187
Rollover of interest expenses into principal	286	0
Cumulative transaction adjustments	1,352	3,982
Debt, ending balance	$ 0	$ 43,733